MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details) Share data in Millions, unless otherwise specified	12 Months Ended													0 Months Ended							0 Months Ended				4 Months Ended	7 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 TRY	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Cpt Investments Ltd [Member]	Jun. 29, 2011 Cpt Investments Ltd [Member] EUR (€)	Dec. 31, 2012 Banca Romaneasca [Member]	Mar. 15, 2012 Banca Romaneasca [Member] EUR (€)	Nov. 25, 2013 Nbg Pangaea Sa [Member] EUR (€)	Feb. 15, 2013 Nbg Pangaea Sa [Member] EUR (€)	Nov. 09, 2012 Finansbank [Member]	Dec. 31, 2012 Finans Investment Trust [Member] TRY	Dec. 31, 2012 Finans Leasing [Member] TRY	Nov. 09, 2012 Finans Pension TRY	Nov. 09, 2012 Cigna Nederland Gamma B.V.	May 31, 2013 Eurobank Ergasias Sa EUR (€)	Feb. 15, 2013 Eurobank Ergasias Sa EUR (€)	Dec. 31, 2012 Eurobank Ergasias Sa EUR (€)	Feb. 15, 2013 Karela Sa EUR (€)	May 10, 2013 FBB EUR (€)	Jul. 26, 2013 Probank EUR (€)
Effects Of Changes In Ownership [Abstract]
Net income / (loss) attributable to NBG shareholders	$ 51,000,000	€ 37,000,000		€ (2,537,000,000)		€ (14,539,000,000)
Increase in NBG's paid-in-capital for purchase of 49.9% of CPT Investments Ltd		0		0		217,000,000
Decrease in NBG's paid-in-capital for purchase of 10.2% of Banca Romaneasca		0		(7,000,000)		0
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries		0		(3,000,000)		2,000,000
Transfers (to) / from the non-controlling interest		0		(10,000,000)		219,000,000
Change from net income attributable to NBG shareholders and transfers (to) / from noncontrolling interest		37,000,000		(2,547,000,000)		(14,320,000,000)
Gain On Disposal Of Subsidiary [Abstract]
Total cash consideration				88,000,000
Plus: Fair value of interest retained				104,000,000
Less: Net assets derecognized				(30,000,000)
Less: Expenses				(5,000,000)
Gain				157,000,000
Fair value of interest retained (49%) in the former subsidiary Finans Pension (see Note 4)	0	0		104,000,000		0
Less: 49% of net assets derecognized (30 x 49%)				(15,000,000)
Portion of gain				89,000,000
Gain On Disposal Of Subsidiary Parentheticals [Abstract]
Percentage of fair value interest retained				49.00%
Percentage of net assets derecognized				49.00%
Mergers Acquisitions Disposals Disclosure Textual Details [Line Items]
Disposal by the Bank/ Group of (in %)						20.90%													51.00%
Total consideration agreed (in EUR)											588,000,000
Acquisition by Bank / Group (in %)											49.90%		10.20%				32.86%	4.61%
Total consideration agreed													26,000,000
Total consideration agreed (in TL)								5,000,000									6,000,000	22,000,000	203,000,000
Total Group shareholding including this transaction						52.10%					100.00%		99.30%				83.30%	95.30%
Consideration paid in cash (in EUR)											43,000,000
Consideration used to waive of debt (in EUR)											545,000,000
Goodwill arising from the acquisition																							2,171,000,000
Fair value of the non-controlling interests and the net assets attributable to shareholders																							2,249,000,000
Disposal Of Participations Interest Held in Subsidiary	66.00%	66.00%												66.00%
Mergers Acquisitions Disposals Parentheticals [Abstract]
Purchase Of subsidiary										49.90%		10.20%
Joint Venture of subsidiary																49.00%				51.00%
ASSETS
Cash and balances with central banks	4,790,000,000	3,454,000,000		2,886,000,000																			2,065,000,000			60,000,000
Due From Banks - KARELAS		374,000,000		537,000,000																				3,000,000
Due From Banks - Probank																										22,000,000
Due from banks (Central Bank included)	2,730,000,000	1,968,000,000		2,157,000,000		1,719,000,000	2,992,000,000		1,436,000,000																46,000,000
Interest Bearing Deposits In Banks	4,623,000,000	3,333,000,000		2,977,000,000																			4,693,000,000
Financial instruments at fair value through profit or loss																							710,000,000
Derivative assets	5,091,000,000	3,671,000,000	[1]	3,693,000,000	[1]																		1,888,000,000
Loans and advances to customers																							43,171,000,000		779,000,000	2,152,000,000
Investment securities																							9,469,000,000		58,000,000	240,000,000
Investment property																								122,000,000
Property, plant and equipment	1,967,000,000	1,418,000,000		1,282,000,000																			1,306,000,000		8,000,000	30,000,000
Intangible assets																							406,000,000
Deferred tax asset		242,000,000		170,000,000
Other assets	5,565,000,000	4,013,000,000		3,342,000,000																			1,839,000,000	1,000,000	49,000,000	148,000,000
Cash received from HFSF and fair value of EFSF bonds received from HFSF (funding gap)																									462,000,000	563,000,000
Total assets	148,184,000,000	106,841,000,000		101,156,000,000																			67,653,000,000	126,000,000	1,402,000,000	3,215,000,000
Liabilities Abstract
Due To Central Banks																							29,047,000,000
Due to other banks																							2,772,000,000	55,000,000		18,000,000
Due to banks (Central Bank included)																									309,000,000
Derivative financial instruments	4,205,000,000	3,032,000,000	[1]	4,784,000,000	[1]																		2,677,000,000	4,000,000
Due to customers																							30,752,000,000		1,066,000,000	2,983,000,000
Debt issued and other borrowed funds																							1,365,000,000
Other Liabilities		558,000,000		420,000,000																			1,695,000,000	10,000,000	4,000,000	26,000,000
Total liabilities	144,556,000,000	104,225,000,000		106,948,000,000																			68,308,000,000	69,000,000	1,379,000,000
Equity Abstract
Ordinary share capital	997,000,000	719,000,000		4,780,000,000																			1,222,000,000
Share premium																							1,451,000,000
Preferred securities	1,878,000,000	1,354,000,000		1,358,000,000																			367,000,000
Non-controlling interest	54,000,000	39,000,000		54,000,000																			277,000,000			3,000,000
Total	3,281,000,000	2,366,000,000		(6,049,000,000)																			(655,000,000)
Total equity and liabilities	148,184,000,000	106,841,000,000		101,156,000,000																			67,653,000,000			3,030,000,000
Negative goodwill	(288,000,000)	(208,000,000)		0		0																			23,000,000	185,000,000
Net assets																								57,000,000
Other reserves																							(4,922,000,000)
Preference shares																							950,000,000
New NBG ordinary shares																						271
Fair value of shares issued																						273,000,000
Acquisition costs																						17,000,000
Fair value of EFSF bonds																									462,000,000
Difference between transferred assets and liabilities covered by HFSF																									457,000,000	563,000,000
Bank group shareholding decrease ratio																					1.20%
Minimun private sector participation during the recapitalization																					10.00%
The fair value of the investment immediately after recapitalization																					181,000,000
Loss from initial balance of AFS investment and fair value of NBG shares	412,000,000	297,000,000		(1,366,000,000)		(1,877,000,000)															92,000,000
Cost of acquired entity cash paid															56,000,000
Gross contractual loans and advances to customers																									1,093,000,000	2,447,000,000
The amount not expected to be collected at the acquisition date																									314,000,000	422,000,000
Total consideration amount														653,000,000
Contribution in kind														74,000,000
Contribution in property at fair value														68,000,000
Contribution in Receivables at fair value														€ 6,000,000

[1]	Includes both long and short derivative positions.